Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and with the rules and regulations of the United States Securities and Exchange Commission (the “SEC”).

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of flyExclusive, its wholly-owned subsidiaries, all majority owned subsidiaries where the ownership is more than 50%, and the accounts of variable interest entities (“VIE”) for which flyExclusive or one of its subsidiaries is the primary beneficiary, regardless of the ownership percentage.

All significant intercompany transactions and balances have been eliminated in consolidation. Where the Company’s ownership interest is less than 100%, the non-redeemable noncontrolling ownership interests held by third parties in the financial position and operating results of the Company’s subsidiaries and/or consolidated VIEs are reported as noncontrolling interest in the consolidated balance sheets within stockholders' / members' equity. Noncontrolling ownership interests that can be redeemed for cash whereby redemption is not within the sole control of the Company are classified as temporary equity in the consolidated balance sheets in accordance with Accounting Standards Codification ("ASC") 480-10-S99-3(A)(2).

Reclassification

Reclassification

Certain amounts presented in the Company’s previously issued financial statements have been reclassified to conform to the current period presentation. In the consolidated financial statements, the Company has made a reclassification of "Gain on sale of property and equipment" which was previously categorized within "Other Income (Expense)" to "Loss (gain) on aircraft held for sale", a component within "Loss from operations". This reclassification was made to better align with the current period’s financial statement presentation. The net loss for the year ended December 31, 2023 remains unchanged from the previously issued financial statements. This reclassification had no impact on the Company's financial position, net loss, or cash flows for any period presented.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements (unaudited) in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures of contingent assets and liabilities as of the date of the condensed consolidated financial statements (unaudited) as well as the reported amounts of revenues and expenses during the reporting period. Estimates are based on several factors including the facts and circumstances available at the time the estimates are made, historical experience, risk of loss, general economic conditions and trends, and the assessment of the probable future outcome. Subjective and significant estimates include, but are not limited to, determinations of the useful lives and expected future cash flows of long-lived assets, including intangibles, estimates of allowances for uncollectible accounts, parts and supplies inventory reserve, determination of impairment and fair value estimates associated with asset acquisitions, and aircraft held for sale. Actual results could differ from those estimates. Estimates and assumptions are reviewed periodically and the effects of changes, if any, are reflected in the condensed consolidated statements of operations and comprehensive loss (unaudited) in the period that they are determined.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures of contingent assets and liabilities as of the date of the consolidated financial statements as well as the reported amounts of revenues and expenses during the reporting period. Estimates are based on several factors including the facts and circumstances available at the time the estimates are made, historical experience, risk of loss, general economic conditions and trends, and the assessment of the probable future outcome. Subjective and significant estimates include, but are not limited to, determinations of the useful lives and expected future cash flows of long-lived assets, including intangibles, estimates of allowances for uncollectible accounts, determination of impairment, and fair value estimates associated with asset acquisitions. Actual results could differ from those estimates. Estimates and assumptions are reviewed periodically and the effects of changes, if any, are reflected in the consolidated statements of operations and comprehensive loss in the period that they are determined.

Segment Information

Segment Information

The Company determines its operating segment after considering the Company’s organizational structure and the information regularly reviewed and evaluated by the Company’s chief operating decision maker (“CODM”) in deciding how to allocate resources and assess performance. The Company has determined that its CODM is its Chief Executive Officer. The CODM reviews the financial information on a consolidated basis for purposes of evaluating financial performance and allocating resources. On the basis of these factors, the Company determined that it operates and manages its business as one operating segment, private aviation services. All ancillary and other revenue sources such as fractional ownership and MRO services are primarily to support the provision of the Company’s private aviation services to customers. Substantially all the Company’s long-lived assets are held in the United States, and revenue from private aviation services is substantially earned from flights throughout the United States. See Note 4 "Segment Information" for additional disclosures.

Segment Information

The Company determined its operating segment after considering the Company’s organizational structure and the information regularly reviewed and evaluated by the Company’s chief operating decision maker (“CODM”) in deciding how to allocate resources and assess performance. The Company has determined that its CODM is its Chief Executive Officer. The CODM reviews the financial information on a consolidated basis for purposes of evaluating financial performance and allocating resources. On the basis of these factors, the Company determined that it operates and manages its business as one operating segment, charter aviation services. All ancillary and other revenue sources such as fractional ownership and MRO services are primarily to support the provision of the Company’s charter services to customers. Substantially all the Company’s long-lived assets are held in the United States, and revenue from charter aviation charter services is substantially earned from flights throughout the United States.
Public Warrants, Private Warrants, and Penny Warrants

Public Warrants, Private Warrants, and Penny Warrants

As of June 30, 2025, the following Company warrants were outstanding: (i) the Public Warrants initially included in the EGA units issued in EGA's initial public offering, (ii) the warrants of EGA held by EG Sponsor LLC (the “EGA Sponsor”) that were issued to the EGA Sponsor at the closing of EGA's initial public offering (the "Private Placement Warrants,"), (iii) warrants issued on March 4, 2024 in connection with the Series A Preferred Stock offering as described within Note 24 "Stockholders’ Equity / Members' Deficit and Noncontrolling Interests" (the "Series A Penny Warrants"), (iv) warrants issued on August 8, 2024, August 14, 2024, and March 21, 2025 in connection with the March 2025 and August 2024 Series B Preferred Stock offerings and the March 2025 note conversion as described within Note 24 "Stockholders' Equity/Members' Deficit and Noncontrolling Interests" (the "Series B Penny Warrants," together with the Series A Penny Warrants, the "Penny Warrants," and together with the Public Warrants, the Private Placement Warrants and the Series A Penny Warrants, the "Warrants").

The Company determines the accounting classification of the Warrants as either liability or equity by first assessing whether the Warrants meet liability classification in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”). Under ASC 480, a financial instrument that embodies an unconditional obligation, or a financial instrument other than an outstanding share that embodies a conditional obligation, that the issuer must or may settle by issuing a variable number of its equity shares must be classified as a liability (or an asset in some circumstances) if, at inception, the monetary value of the obligation is based solely or predominantly on any one of the following: (a) a fixed monetary amount known at inception; (b) variations in something other than the fair value of the issuer’s equity shares; or (c) variations inversely related to changes in the fair value of the issuer’s equity shares. The Company determined that the Warrants should not be classified as liabilities under ASC 480.

If financial instruments, such as the Warrants, are not required to be classified as liabilities under ASC 480, the Company assesses whether such instruments are indexed to the Company's own stock under ASC 815-40. In order for an instrument to be considered indexed to an entity's own stock, its settlement amount must always equal the difference between the following: (a) the fair value of a fixed number of the Company's equity shares, and (b) a fixed monetary amount or a fixed amount of a debt instrument issued by the Company. As there are scenarios where the settlement amount would not equal the difference between the fair value of a fixed number of shares and a fixed monetary amount (or a fixed amount of a debt instrument), the Company determined that the Series A Penny Warrants, the Public Warrants, and the Private Placement Warrants were not indexed to the Company's own stock and therefore they must be classified as liabilities. The Company also determined that the Series A Penny Warrants, the Public Warrants, and the Private Placement Warrants met all criteria to meet the definition of a derivative under ASC 815-10-15-83. For the Series B Penny Warrants, the Company determined that they were indexed to the Company's own stock and would be settled in shares of the Company's Class A Common Stock at an explicit share limit. As such, The Company concluded that the Series B Penny Warrants must be classified as permanent equity, and that the Series B Penny Warrants are not subject to remeasurement at each reporting date.

The Company recorded the Series A Penny Warrants, the Public Warrants, and the Private Placement Warrants as liabilities on the condensed consolidated balance sheets (unaudited) at fair value, with subsequent changes in the fair value recognized in the condensed consolidated statements of operations and comprehensive loss (unaudited) at each reporting date.

Public Warrants, Private Warrants and Penny Warrants

As of December 31, 2024 the Company has the following warrants issued, (i) the Public Warrants initially included in the EGA units issued in EGA's initial public offering, (ii) the warrants of EGA held by EG Sponsor LLC (the “EGA Sponsor”) that were issued to the EGA Sponsor at the closing of EGA's initial public offering (the "Private Placement Warrants,"), (iii) warrants issued on March 4, 2024 in connection with the Series A Preferred Stock offering as described within Note 24 "Stockholders’ Equity / Members' Deficit and Noncontrolling Interests" (the "Series A Penny Warrants"), and (iv) warrants issued on August 8, 2024 and August 14, 2024 in connection with the Series B Preferred Stock offering as described within Note 24 "Stockholders' Equity/Members' Deficit and Noncontrolling Interests" (the "Series B Penny Warrants," together with the Series A Penny Warrants, the "Penny Warrants," and together with the Public Warrants, the Private Placement Warrants and the Series A Penny Warrants, the "Warrants").

The Company determines the accounting classification of Warrants as either liability or equity by first assessing whether the Warrants meet liability classification in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”). Under ASC 480, a financial instrument that embodies an unconditional obligation, or a financial instrument other than an outstanding share that embodies a conditional obligation, that the issuer must or may settle by issuing a variable number of its equity shares must be classified as a liability (or an asset in some circumstances) if, at inception, the monetary value of the obligation is based solely or predominantly on any one of the following: (a) a fixed monetary amount known at inception; (b) variations in something other than the fair value of the issuer’s equity shares; or (c) variations inversely related to changes in the fair value of the issuer’s equity shares. The Company determined that the Warrants should not be classified as liabilities under ASC 480.

If financial instruments, such as the Warrants, are not required to be classified as liabilities under ASC 480, the Company assesses whether such instruments are indexed to the Company's own stock under ASC 815-40. In order for an instrument to be considered indexed to an entity's own stock, its settlement amount must always equal the difference between the following: (a) the fair value of a fixed number of the Company's equity shares, and (b) a fixed monetary amount or a fixed amount of a debt instrument issued by the Company. As there are scenarios where the settlement amount would not equal the difference between the fair value of a fixed number of shares and a fixed monetary amount (or a fixed amount of a debt instrument), the Company determined that the Series A Penny Warrants, the Public Warrants, and the Private Placement Warrants were not indexed to the Company's own stock and therefore they must be classified as liabilities. The Company also determined that the Series A Penny Warrants, the Public Warrants, and the Private Placement Warrants met all criteria to meet the definition of a derivative under ASC 815-10-15-83. For the Series B Penny Warrants, the Company determined that they were indexed to the Company's own stock and would be settled in shares of the Company's Class A Common Stock at an explicit share limit. As such, The Company concluded that the Series B Penny Warrants must be classified as permanent equity, and that the Series B Penny Warrants are not subject to remeasurement at each reporting date.

The Company recorded the Series A Penny Warrants, the Public Warrants, and the Private Placement Warrants as liabilities on the consolidated balance sheets at fair value, with subsequent changes in the fair value recognized in the consolidated statements of operations and comprehensive loss at each reporting date.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC 815, Derivatives and Hedging. Derivative instruments are initially recorded at fair value on the grant date and re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations and comprehensive loss.

The Company’s Bridge Notes (as defined in Note 16, "Debt") contained a conversion feature which met the definition of a derivative instrument. The Company classified the instrument as a liability on its consolidated balance sheets. The derivative liability was initially recorded at fair value upon issuance of the Bridge Notes and was subsequently remeasured to fair value at each reporting date. Changes in the fair value of the derivative liability were recognized as a component of other income (expense), net in the consolidated statements of operations and comprehensive loss. The Company's Bridge Notes were converted into 9,550,274 shares of the Company's Class A Common Stock upon the closing of the Merger (see Note 4 "Merger" and Note 16, "Debt"). The derivative liability was remeasured as of the Closing Date of the Merger, with the change in fair value recorded within the consolidated statements of operations and comprehensive loss. Upon conversion, a gain on extinguishment was recorded within the consolidated statements of operations and comprehensive loss based on the fair value of the derivative liability and the derivative liability was removed from the consolidated balance sheets.

Fair Value Measurement

Fair Value Measurement

Certain assets and liabilities are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2— Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies, and similar techniques.

The Company’s cash equivalents and investments in securities are carried at fair value in Level 1 or Level 2, determined according to the fair value hierarchy described above (see Note 5 "Fair Value Measurements").

The Company’s Series A Penny Warrants (as defined in Note 18 "Warrant Liabilities") issued alongside the Series A Preferred Stock (as defined in Note 24 "Stockholders’ Equity / Members' Deficit and Noncontrolling Interests") represent a liability which is remeasured to fair value at each reporting period based on significant inputs not observable in the market. The fair value of the Penny Warrants is classified as a Level 3 measurement according to the fair value hierarchy described above due to the use of an unobservable inputs for volatility under the valuation method as described within Note 5 "Fair Value Measurements".

The closing price of the Public Warrants is used as the fair value of the Public Warrants and Private Warrants as of each relevant reporting date. The fair value of the Public Warrants is classified as a Level 1 fair value measurement due to the use of an observable market quote in an active market. The fair value of the Private Warrants is classified as a Level 2 fair value measurement due to the use of an observable market quote for the Public Warrants, which are considered to be a similar asset in an active market.

Fair Value Measurement

Certain assets and liabilities are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2— Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies, and similar techniques.

The Company’s cash equivalents and investments in securities are carried at fair value in Level 1 or Level 2, determined according to the fair value hierarchy described above (see Note 5, "Fair Value Measurements"). The carrying values of the Company’s accounts receivable, other receivables, parts and supplies inventory, assets held for sale, accounts payable and accrued expenses, and other current liabilities approximate their fair values due to the short-term nature of these instruments.

The Company’s Bridge Notes (as defined in Note 16, "Debt") contained an embedded derivative feature that was required to be bifurcated and remeasured to fair value at each reporting period based on significant inputs not observable in the market, and was classified as a Level 3 measurement according to the fair value hierarchy described above. The carrying amount of the Company’s Bridge Notes approximated its fair value as the interest rates of the Bridge Notes are based on prevailing market rates. The Bridge Notes were converted into shares of the Company's Class A Common Stock on the Closing Date causing the derivative liability on the consolidated balance sheets to be removed as of and for the year ended December 31, 2024.

The closing price of the Public Warrants is used as the fair value of the Public Warrants and Private Warrants as of each relevant reporting date. The fair value of the Public Warrants is classified as a Level 1 fair value measurement due to the use of an observable market quote in an active market. The fair value of the Private Warrants is classified as a Level 2 fair value measurement due to the use of an observable market quote for the Public Warrants, which are considered to be a similar asset in an active market.

Concentration of Credit Risk

Concentration of Credit Risk

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash, cash equivalents, and investments. The Company places its cash and cash equivalents with multiple high credit quality U.S. financial institutions. At various times throughout the period, the Company's cash deposits with any one financial institution may exceed the amount insured by the Federal Deposit Insurance Corporation (the “FDIC”). Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk. The Company has not experienced any losses of such amounts and management believes it is not exposed to any significant credit risk on its cash and cash equivalents.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash consists of bank deposits. Cash equivalents consist of highly liquid short-term investments with original maturities of three months or less at the time of purchase. As of December 31, 2024 and 2023, cash equivalents consisted of government money market funds. Cash equivalents are stated at fair value.

Receivables, Net of Allowance for Credit Losses

Receivables, Net of Allowance for Credit Losses

Accounts receivables are recorded at the invoiced or earned amount billed to the customers and are reported as net of an allowance for credit losses. The Company applies an incurred loss estimate to calculate the allowance for doubtful accounts. Under ASC 326, the Company maintains an allowance for credit losses and considers the level of past-due accounts based on the contractual terms of the receivables, historical write offs, and existing economic conditions, as well as its relationships with, and the economic status of individual accounts to calculate the allowance for credit losses. The estimated credit losses charged to the allowance is recorded as "Selling, general and administrative" in the condensed consolidated statements of operations and comprehensive loss (unaudited). Accounts receivables are written off when deemed uncollectible based on individual credit evaluations and specific circumstances. The Company had an allowance for credit losses on accounts receivable of $80 as of both June 30, 2025 and December 31, 2024.

Notes receivables are recorded at amortized cost, and are reported as net of an allowance for credit losses. Under ASC 326, the Company maintains an allowance for credit losses based on the difference between the fair value of the collateral associated with the note, less costs to sell the asset, and the amortized cost basis of the note. The Company had an allowance for credit losses on notes receivable of $0 as of both June 30, 2025 and December 31, 2024.

Receivables, Net of Allowance for Credit Losses

Accounts receivables are recorded at the invoiced or earned amount billed to the customers and are reported as net of an allowance for credit losses. Prior to adopting Accounting Standards Codification Topic 326, Financial Instruments – Credit Losses (“ASC Topic 326”), as set forth in “Recently Adopted Accounting Pronouncements” below, the Company applied an incurred loss estimate to calculate the allowance for doubtful accounts. Under ASC Topic 326, the Company maintains an allowance for credit losses and considers the level of past-due accounts based on the contractual terms of the receivables, historical write offs, and existing economic conditions, as well as its relationships with, and the economic status of individual accounts to calculate the allowance for credit losses. The estimated credit losses charged to the allowance is recorded as "Selling, general and administrative" in the consolidated statements of operations and comprehensive loss. Accounts receivables are written off when deemed uncollectible based on individual credit evaluations and specific circumstances.
Notes Receivable

Notes receivables are recorded at amortized cost, and are reported as net of an allowance for credit losses. Under ASC 326, the Company maintains an allowance for credit losses based on the difference between the fair value of the collateral associated with the note, less costs to sell the asset, and the amortized cost basis of the note. The Company had an allowance for credit losses on notes receivable of $0 as of both June 30, 2025 and December 31, 2024.

Notes receivables are recorded at amortized cost, and are reported as net of an allowance for credit losses. Under ASC Topic 326, the Company maintains an allowance for credit losses based on the difference between the fair value of the collateral associated with the note, less costs to sell the asset, and the amortized cost basis of the note.
Parts and Supplies Inventory, Net of Reserve for Excess and Obsolete Inventory

Parts and Supplies Inventory, Net of Reserve for Excess and Obsolete Inventory

Inventories are used in operations and are generally held for internal use. Inventories are comprised of spare aircraft parts, materials, and supplies, which are valued at the lower of cost, determined on a first-in, first-out (“FIFO”) basis, or net realizable value. Cost of inventories are determined using the specific identification method. The Company determines, based on the evidence that exists, whether or not it is appropriate to maintain a reserve for excess and obsolete inventory. The reserve is based on historical experience related to the disposal of inventory due to damage, physical deterioration, obsolescence, or other causes. As of December 31, 2024 and 2023, the reserve was not material. Storage costs and indirect administrative overhead costs related to inventories are expensed as incurred.

Investments in Securities

Investments in Securities

Investments in securities consist of fixed-income securities including corporate bonds, government bonds, municipal issues, and U.S. treasury bills that are classified as available-for-sale (“AFS”) pursuant to ASC Topic 320, Investments—Debt and Equity Securities (“ASC Topic 320”). The Company classifies investments available to fund current operations as current assets on its consolidated balance sheets. The Company determines the appropriate classification of its investments at the time of purchase and re-evaluates the designations annually. The Company may sell certain marketable securities prior to their stated maturities for strategic reasons including, but not limited to, anticipation of credit deterioration and duration management.

ASC Topic 326 eliminated the concept of other-than-temporary impairment for securities. For securities AFS in an unrealized loss position, the Company determines whether they intend to sell or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the new standard requires the security’s amortized cost basis to be written down to fair value through income with an allowance being established under ASC Topic 326. For securities AFS with unrealized losses not meeting these criteria, the Company evaluates whether any decline in fair value is due to credit loss factors. In making this assessment, the Company considers the extent of the unrealized loss, any changes to the rating of the security by rating agencies, and adverse conditions specifically related to the issuer of the security, among other factors. If this assessment indicates that a credit loss exists, impairment related to credit-related factors must be recognized as an allowance for credit losses (“ACL”) on the consolidated balance sheets with a corresponding adjustment to earnings. Impairment related to non-credit factors is recognized in other comprehensive loss. The Company evaluates AFS securities for impairment on a periodic basis.
Prepaid Engine Overhaul

Prepaid Engine Overhaul

The Company has entered into Engine Overhaul Programs for certain aircraft to cover major maintenance costs at specified intervals primarily relating to engine hours. Such engine overhauls are not considered to be routine maintenance, rather capital expenditures that extend the useful life of the underlying engine. The Company has elected the Built-in Overhaul method of accounting, which requires segregation of the aggregate aircraft costs into separate components to be depreciated over the useful life of the aircraft and those that require overhaul at periodic intervals. When an aircraft is initially purchased, any amounts that are considered prepaid engine overhaul, if any, as well as a portion of the aircraft cost relating to the engine, are recorded as prepaid engine overhaul and are depreciated over a shorter expected useful life (shorter of remaining life of the engines at the time of acquisition or 7 years assumed full life of the overhauled components) than the aircraft. Additionally, any payments made under a long-term service arrangement that are applicable primarily to major maintenance activities are recorded as prepaids until such services are provided. Upon completion of the major maintenance activities, such overhaul costs are then depreciated over the expected time to the next major maintenance activities. The Company expenses routine maintenance costs as incurred.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation and amortization. Expenditures for repairs and maintenance are expensed as incurred. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful Life
Transportation equipment	5-20 years
Office furniture and equipment	3-10 years
Leasehold improvements	Shorter of remaining lease term or useful life

Leases

Leases

In accordance with Accounting Standards Update (“ASU”) 2016-02, Leases (“Topic 842”), the Company determines whether an arrangement is or contains a lease at inception. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company classifies leases at the lease commencement date, when control of the underlying asset is transferred from the lessor to the lessee, as operating or finance leases and records a right-of-use (“ROU”) asset and a lease liability on the consolidated balance sheets for all leases with a lease term of greater than one year. The Company has elected to not recognize leases with a lease term of one year or less on the balance sheet for all underlying asset classes and will recognize lease payments for such short-term leases as an expense on a straight-line basis.

The Company enters into contracts that contain both lease and non-lease components. A lease component represents the right to use an underlying asset and non-lease components represent the transfer of goods or services, which typically include items such as maintenance, utilities, or other operating costs. These costs are typically variable and excluded from the measurement of right-of-use assets and lease liabilities. Variable lease payments based on an index or rate are included in the measurement of the lease based on the effective rates at lease commencement. Subsequent changes in the rates or indices do not impact the right of use asset or lease liability and are recognized as a component of variable lease cost in the consolidated statements of operations and comprehensive loss.

The Company’s operating lease assets and liabilities are recognized at the lease commencement date based on the present value of the lease payments over the lease term using the discount rate implicit in the lease if readily determinable. If the rate implicit is not readily determinable, the Company utilizes its incremental borrowing rate based upon the available information at the lease commencement date. ROU assets are further adjusted for items such as initial direct costs, prepaid rent, or lease incentives. Operating lease payments are expensed using the straight-line method over the lease term. The Company’s lease terms may include options to extend the lease when it is reasonably certain that the Company will exercise that option.

Asset Acquisition

Asset Acquisition

The Company applies a screen test to evaluate if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets to determine whether a transaction should be accounted for as an asset acquisition or business combination. When an acquisition does not meet the definition of a business combination because either: (i) substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset, or group of similar identified assets, or (ii) the acquired entity does not have an input and a substantive process that together significantly contribute to the ability to create outputs, the Company accounts for the acquisition as an asset acquisition.

If determined to be an asset acquisition, the Company accounts for the transaction under ASC Topic 805, Business Combinations, which requires the acquiring entity in an asset acquisition to recognize assets acquired and liabilities assumed based on the cost to the acquiring entity on a relative fair value basis, which includes transaction costs in addition to consideration given. No gain or loss is recognized as of the date of acquisition unless the fair value of non-cash assets given as consideration differs from the assets’ carrying amounts on the acquiring entity’s books. Consideration transferred that is non-cash will be measured based on either the cost (which shall be measured based on the fair value of the consideration given) or the fair value of the assets acquired and liabilities assumed, whichever is more reliably measurable. All payments are made in cash by the Company. Goodwill is not recognized in an asset acquisition and any excess consideration transferred over the fair value of the net assets acquired is allocated to the identifiable assets based on relative fair values.

Intangible Assets

Intangible Assets

The Company’s identifiable intangible assets consist primarily of software and Federal Aviation Administration (“FAA”) certificates. These intangible assets arise primarily from the determination of their respective fair market values at the date of acquisition. Amounts assigned to identifiable intangible assets, and their related useful lives, are derived from established valuation techniques and management estimates.

Definite-lived intangible assets are amortized primarily on a straight-line basis, which the Company believes approximates the pattern in which the assets are utilized, over their estimated useful lives.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company assesses the impairment of long-lived assets and intangible assets with determinable useful lives whenever events or changes in business circumstances indicate that the carrying amount of an asset may not be recoverable. Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or any other significant adverse change that would indicate that the carrying amount of an asset may not be recoverable. When such events occur, management determines whether there has been impairment by comparing the anticipated undiscounted net future cash flows to the related asset's carrying value. If impairment exists, the asset is written down to its estimated fair value.
Debt Issuance Costs and Debt Discounts

Debt Issuance Costs and Debt Discounts

The Company borrows from various lenders to finance its growth and operations. Costs incurred in connection with financings, such as loan origination fees, investment banking fees, and legal fees are classified as debt discounts if paid to the lenders and are classified as debt issuance costs if paid to the third parties. Debt discounts related to bifurcated derivatives, fees paid to the lenders, and debt issuance costs are presented as a direct deduction from the related borrowing and are amortized over the expected life of the related financing agreements using the effective interest rate method as a component of interest expense. See Note 16 "Debt" for additional disclosures.

Noncontrolling Interest and Redeemable Noncontrolling Interest

Noncontrolling interest

Noncontrolling interests represent ownership interests attributable to third parties in certain consolidated subsidiaries and VIEs. Noncontrolling interests are presented as a separate component of equity on the condensed consolidated balance sheets (unaudited), condensed consolidated statements of operations and comprehensive loss (unaudited), and condensed consolidated statements of stockholders' equity (deficit) / members' equity (deficit) and temporary equity (unaudited) attributed to controlling and noncontrolling interests.

Redeemable Noncontrolling Interest

In connection with the Merger, the former holders (the "Existing Equityholders") of units of ownership interest in LGM (the "LGM Common Units") retained post-Merger ownership interests in LGM as noncontrolling interests. Pursuant to the Amendment and Restated Operating Agreement, dated December 27, 2023 (the "Operating Agreement"), upon the first anniversary of the Closing Date, the Existing Equityholders may redeem all or a portion of their LGM Common Units for either (a) shares of the Company's Class A Common Stock or b) an equivalent amount of cash as determined pursuant to the Operating Agreement.

While the Company determines whether redemption settlement is for cash or shares, settlement is not considered within the sole control of the Company as the holders of the Company's Class B common stock (“flyExclusive Class B Common Stock” or the “Class B Common Stock") will designate a majority of the members of the Company's board of directors (the "Board"). Since redemption for cash is not considered within the sole control of the Company, the noncontrolling interest is classified as temporary equity in accordance with ASC 480-10-S99-3(A)(2).

For periods when the noncontrolling interest is probable of becoming redeemable (but is not currently redeemable), the Company will accrete changes in its redemption value from the date it becomes probable that it will become redeemable (the Closing Date) to its earliest redemption date (first anniversary of the Closing Date). This measurement method is in accordance with ASC 480-10-S99-3(A)15a. The Company will adjust the carrying value of the redeemable noncontrolling interest based on the higher of (1) the initial carrying value, increased or decreased for the redeemable noncontrolling interest's share of net income or loss, or (2) the redemption value. The Company is required to either (1) accrete changes in the redemption value over the period from the date of issuance to the earliest redemption date of the instrument using an appropriate methodology, usually the interest method, or (2) recognize changes in the redemption value immediately as they occur and adjust the carrying value of the security to equal the redemption value at the end of each reporting period. The Company has elected to accrete changes in the redemption value over the period from the date of issuance (the Closing Date) to the earliest redemption date (the one year anniversary of the Closing Date) using the interest method.

For periods when the noncontrolling interest is currently redeemable, the Company will adjust the carrying value of the noncontrolling interest based on the higher of (1) the initial carrying value, increased or decreased for the redeemable noncontrolling interest's share of net income or loss, or (2) the redemption value.

Any change in the carrying value of the redeemable noncontrolling interest will be recorded against retained earnings, or additional paid-in capital to the extent available in the absence of retained earnings. In the absence of both retained earnings and additional paid-in capital, the change will be recorded against accumulated deficit within equity.

Temporary Equity

The Company accounts for its common and preferred stock subject to possible redemption in accordance with the guidance in ASC 480 “Distinguishing Liabilities from Equity.” Common and preferred stock subject to mandatory redemption (if any) is classified as a liability instrument and is measured at fair value. Conditionally redeemable common and preferred stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within our control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. Our Series A Preferred Stock and Series B Preferred Stock (as defined within Note 24 "Stockholders’ Equity / Members' Deficit and Noncontrolling Interests") feature certain redemption rights that are considered to be outside of our control and subject to the occurrence of uncertain future events. Accordingly, 25,000 shares of Series A Preferred Stock and 29,737 shares of Series B Preferred Stock subject to possible redemption are presented at redemption value as temporary equity, outside of the stockholders’ equity section of our balance sheet at June 30, 2025.

Noncontrolling Interest

Noncontrolling interests represent ownership interests attributable to third parties in certain consolidated subsidiaries and VIEs. Noncontrolling interests are presented as a separate component of equity on the consolidated balance sheets, consolidated statements of operations and comprehensive loss, and consolidated statements of stockholders' equity (deficit) / members' equity (deficit) and temporary equity attributed to controlling and noncontrolling interests.

Redeemable Noncontrolling Interest

In connection with the Merger (see Note 4 "Merger"), the former holders (the "Existing Equityholders") of units of ownership interest in LGM (the "LGM Common Units") retained post-Merger ownership interests in LGM as noncontrolling interests. Pursuant to the Amendment and Restated Operating Agreement, dated December 27, 2023 (the "Operating Agreement"), upon the first anniversary of the Closing Date, the Existing Equityholders may redeem all or a portion of their LGM Common Units for either (a) shares of the Company's Class A common stock (“flyExclusive Class A Common Stock” or the “Class A Common Stock”) or b) an equivalent amount of cash as determined pursuant to the Operating Agreement.

While the Company determines whether redemption settlement is for cash or shares, settlement is not considered within the sole control of the Company as the holders of the Company's Class B common stock (“flyExclusive Class B Common Stock” or the “Class B Common Stock) will designate a majority of the members of the Company's board of directors (the "Board"). Since redemption for cash is not considered within the sole control of the Company, the noncontrolling interest is classified as temporary equity in accordance with ASC 480-10-S99-3(A)(2).

For periods when the noncontrolling interest is probable of becoming redeemable (but is not currently redeemable), the Company will accrete changes in its redemption value from the date it becomes probable that it will become redeemable (the Closing Date) to its earliest redemption date (first anniversary of the Closing Date). This measurement method is in accordance with ASC 480-10-S99-3(A)15a. The Company will adjust the carrying value of the redeemable noncontrolling interest based on the higher of (1) the initial carrying value, increased or decreased for the redeemable noncontrolling interest's share of net income or loss, or (2) the redemption value. The Company is required to either (1) accrete changes in the redemption value over the period from the date of issuance to the earliest redemption date of the instrument using an appropriate methodology, usually the interest method, or (2) recognize changes in the redemption value immediately as they occur and adjust the carrying value of the security to equal the redemption value at the end of each reporting period. The Company has elected to accrete changes in the redemption value over the period from the date of issuance (the Closing Date) to the earliest redemption date (the one year anniversary of the Closing Date) using the interest method. Any change in the carrying value of the redeemable noncontrolling interest will be recorded against additional paid-in capital.

Aircraft Sales and Aircraft Held for Sale and Contract Acquisition Costs

(Gain) Loss on Aircraft Sales and Aircraft Held for Sale

The Company occasionally sells aircraft held for use from its fleet. The (gain) or loss from each transaction is recognized upon completion of the sale as a (gain) or loss on aircraft sales which is presented within the (gain) loss on aircraft sales and aircraft held for sale on the condensed consolidated statements of operations and comprehensive loss (unaudited).

The (gain) or loss on aircraft previously held for use as property and equipment and subsequently elected to actively market for sale is presented within the (gain) loss on aircraft sales and aircraft held for sale on the condensed consolidated statements of operations and comprehensive loss (unaudited). When a decision is made to actively market for sale, depreciation is discontinued, and aircraft held for sale is recorded at the lower of carrying value and fair value less costs to sell. We present aircraft assets held for sale at the lower of their current carrying value or their fair market value less costs to sell including $8,629 classified within “current assets” and $0 classified within "non-current assets" on the Company’s condensed consolidated balance sheet (unaudited) as of June 30, 2025. The fair values are based upon observable and unobservable inputs, including market trends and conditions. The assumptions used to determine the fair value of the assets held for sale are subject to inherent uncertainty and could produce a wide range of outcomes which the Company will continue to monitor in future periods as new information becomes available. Prior to the ultimate sale of the assets, subsequent changes in the estimate of the fair value of the assets held for sale will be recorded as a (gain) or loss with a corresponding adjustment to the assets’ carrying value.

As of June 30, 2025 and December 31, 2024, the Company had 2 and 3 aircraft classified as held for sale, respectively. The following table summarizes the Company's held for sale activity during the six months ended June 30, 2025:

Six Months Ended June 30,
2025
Aircraft held for sale as of December 31, 2024	$11,871
Aircraft held for sale sold	(3,650)
Aircraft reclassified to held for sale	605
Impairment gain (loss) due to fair value adjustments	(197)
Aircraft held for sale as of June 30, 2025	$8,629

Contract Acquisition Costs

The Company pays commissions on deposits from new and recurring Jet Club member contracts. These commissions are contract acquisition costs that are capitalized as an asset on the condensed consolidated balance sheets (unaudited) as these are incremental amounts directly related to attaining contracts with customers. Sales commissions capitalized were $412 and $857 during the three and six months ended June 30, 2025, respectively, and $283 and $536 during the three and six months ended June 30, 2024.

As of June 30, 2025 and December 31, 2024, contract acquisition costs of $854 and $923, respectively, were included within Prepaid expenses and other current assets and $1,122 and $965, respectively, were included within Other non-current assets on the condensed consolidated balance sheets (unaudited).

Capitalized contract costs are amortized on a straight-line basis concurrently over the same period of benefit in which the associated revenue is recognized. Amortization expense related to capitalized contract costs included in selling, general, and administrative expense in the condensed consolidated statements of operations and comprehensive loss (unaudited) was $390 and $754 during the three and six months ended June 30, 2025, respectively, and $272 and $547 during the three and six months ended June 30, 2024, respectively.

Deferred Revenue

The Company manages Jet Club Memberships, Guaranteed Fleet, MRO, and Fractional Ownership programs. These programs require deposits for future flight services. Consideration received in excess of revenue earned results in deferred revenue and is recorded as a liability in the consolidated balance sheets. See Note 15 "Other Non-Current Liabilities" and Note 7 "Revenue" below for additional disclosures regarding deferred revenue related to these programs.

Revenue Recognition

Revenue is recognized when the promised services are performed and in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services using the following steps: 1) identification of the contract, or contracts with a customer, 2) identification of performance obligations in the contract, 3) determination of the transaction price, 4) allocation of the transaction price to the performance obligations in the contract, and 5) recognition of revenue when or as the performance obligations are satisfied. Determining the transaction price may require significant judgment and is determined based on the consideration the Company expects to be entitled to in exchange for transferring services to the customer, excluding amounts collected on behalf of third parties such as sales taxes.

During the years ended December 31, 2024 and 2023, the Company earned revenue primarily from the programs below:

Jet Club Membership

Jet Club members are guaranteed access to the Company’s fleet of light, midsize, and super-midsize aircraft in exchange for membership fees. New members pay a deposit, up to a maximum of $500, depending on their level of membership. Membership levels determine the daily rate a member is charged for future flights. Incidental fees are also applied against members’ accounts. The initial and any subsequent deposits are non-refundable and must be used for the monthly membership fee or for future flight services. These customer deposits are included in deferred revenue on the consolidated balance sheets until used by the customer. The membership services performance obligation is satisfied over time on a monthly basis. Revenue for flights and related services is recognized when such services are provided to the customer at a point in time.

Guaranteed Revenue Program

The Company launched a Guaranteed Revenue Program with a single customer on November 1, 2021. Under this program, the Company serves as an on-demand charter air carrier and guarantees the services of a specified fleet of aircraft as directed by the customer. The term of the agreement is for a minimum of 28 months, which includes a drawdown period of 10 months if the agreement is terminated. The agreement will continue indefinitely unless terminated by either party. The Company requires a deposit of $1,250 per reserved aircraft. These deposits are included within Other non-current liabilities on the consolidated balance sheets. The customer is charged hourly rates for flight services depending on aircraft type in addition to incidental fees. The customer is committed to a minimum number of flight hours per aircraft and a minimum number of aircraft. Revenue is recognized using the right-to-invoice practical expedient. The guaranteed minimum is enforceable and billable on a quarterly basis. As a result of the termination of this program as described in Note 23 "Commitments and Contingencies" below, the Company has recognized the remaining deposits as revenue during the year ended December 31, 2023, and therefore, the Guaranteed Revenue Program deposits balance was zero as of December 31, 2024. See Note 15, "Other Non-Current Liabilities."

Fractional Ownership

The fractional revenue stream involves a customer purchasing a fractional ownership interest in an aircraft for a contractual term of up to 5 years. Customers have the right to flight and membership services from a fleet of aircraft, including the aircraft they have fractionally purchased. Customers are charged for flight services as incurred based on agreed upon daily and hourly rates in addition to the upfront fractional ownership purchase price. At the end of the contractual term, the Company has the unilateral right to repurchase the fractional interest. In certain contracts, the customer can require the Company to repurchase their ownership interest after a fixed period of time but prior to the contractual termination date of the contract. The repurchase price, whether at the contractual termination date or at the specified earlier date, is calculated as follows: 1) the fair market value of the aircraft at the time of repurchase, 2) multiplied by the fractional ownership percentage, 3) less a remarketing fee. At the time of repurchase, all fractional ownership interests revert to the Company, and all rights to flight and membership services are relinquished. The Company assessed whether these repurchase agreements result in a lease contract under the scope of ASC 842 but determined that they are revenue contracts under the scope of ASC 606 since the repurchase price is lower than the original selling price, and the customer does not have a significant economic incentive to exercise the put option. Further, the fractional ownership sales are accounted for as containing a right of return and the resulting liability is included within Other non-current liabilities on the consolidated balance sheets. The consideration from the fractional ownership interest, as adjusted for any related customer right of return, is included in deferred revenue on the consolidated balance sheets and recognized over the term of the contract on a straight-line basis as the membership services are provided. Variable consideration generated from flight services is recognized in the period of performance.

Maintenance, Repair, and Overhaul

The Company separately provides maintenance, repair, and overhaul services for aircraft owners and operators at certain facilities. MRO ground services are comprised of a single performance obligation for aircraft maintenance services such as modifications, repairs, and inspections. MRO revenue is recognized over time based on the cost of parts and supplies inventory consumed and labor hours worked for each service provided. Any billing for MRO services that exceeds revenue earned to date is included in deferred revenue on the consolidated balance sheets.

Aircraft Management Services

Under the Volato Agreement, the Company provides certain aircraft management services for third-party aircraft owners. Fixed monthly management fees are charged to the third-party aircraft owners and revenue is recognized on a monthly basis.

Contract Acquisition Costs

The Company pays commissions on deposits from new and recurring Jet Club member contracts. These commissions are contract acquisition costs that are capitalized as an asset on the consolidated balance sheets as these are incremental amounts directly related to attaining contracts with customers. Capitalized sales commissions were $1,748 and $1,315 during the years ended December 31, 2024 and 2023, respectively. As of December 31, 2024 and December 31, 2023, contract acquisition costs of $923 and $514, respectively, were included within Prepaid expenses and other current assets and $965 and $631, respectively, were included within Other non-current assets on the consolidated balance sheets. Capitalized contract costs are periodically reviewed for impairment.

Capitalized contract costs are amortized on a straight-line basis concurrently over the same period of benefit in which the associated revenue is recognized. Amortization expense related to capitalized contract costs included in selling, general, and administrative expense in the consolidated statements of operations and comprehensive loss was $1,136 and $827 during the years ended December 31, 2024 and 2023, respectively.

Customer Deposits Liability

The Company receives customer deposits from certain customers in connection with the Guaranteed Revenue Program. Under this program, the Company reserves a fleet of aircraft for these customers and requires the customer to make an upfront deposit of $1,250 per aircraft reserved. The Company expects to refund these deposits after each aircraft is drawn down from the fleet. Additionally, the Company receives customer deposits related to the Fractional Ownership program and is required to repurchase the ownership interests it sells in fractional ownership contracts either at the end of the contract term or if the customer exercises its right of return option. See Note 15 "Other Non-Current Liabilities" for additional disclosures regarding customer deposits from these guaranteed revenue programs and fractional ownership contracts as of December 31, 2024 and 2023.

Aircraft Sales and Aircraft Held for sale

The Company occasionally sells aircraft held for use from its fleet. The (gain) or loss from each transaction is recognized upon completion of the sale as a loss (gain) on aircraft held for sale on the consolidated statements of operations and comprehensive loss.

Loss (gain) on aircraft held for sale consists of the (gain) or loss on aircraft previously held for use as property and equipment and subsequently elected to actively market for sale. When a decision is made to actively market for sale, depreciation is discontinued, and aircraft held for sale is recorded at the lower of carrying value and fair value less costs to sell. We present aircraft assets held for sale at the lower of their current carrying value or their fair market value less costs to sell, including $7,786 classified within “Current assets” and $4,085 classified within "non current assets" on the Company’s consolidated balance sheets as of December 31, 2024. The fair values are based upon observable and unobservable inputs, including market trends and conditions. The assumptions used to determine the fair value of the assets held for sale are subject to inherent uncertainty and could produce a wide range of outcomes which the Company will continue to monitor in future periods as new information becomes available. Prior to the ultimate sale of the assets, subsequent changes in the estimate of the fair value of the assets held for sale will be recorded as a (gain) or loss with a corresponding adjustment to the assets’ carrying value.

Stock-Based Compensation

Stock-Based Compensation

In connection with the Merger, the Board approved the flyExclusive, Inc. 2023 Equity Incentive Plan, on November 10, 2023 (the "Incentive Plan Effective Date"), at which time the plan became effective, subject to approval by the stockholders of the Company within 12 months. The plan was subsequently approved by the stockholders on December 18, 2023. The 2023 Equity Incentive Plan provides for the grant of options, stock appreciation rights, dividend equivalent rights, restricted stock, restricted stock units, or other rights or benefits to employees, directors, and consultants.

In connection with the Merger, the Board approved the flyExclusive, Inc. Employee Stock Purchase Plan (the “ESPP”), on November 10, 2023 (the "ESPP Effective Date"), at which time the plan became effective, subject to stockholder approval. The plan was subsequently approved by the stockholders on December 18, 2023. The ESPP provides eligible employees with a means of acquiring an equity interest in the Company through payroll deductions. The aggregate number of shares of common stock reserved for future employee purchases under the ESPP is 1,500,000 shares. The ESPP will expire on October 31, 2033, unless sooner terminated by the Board, or when all available shares have been purchased. As of December 31, 2024, no shares had been purchased by employees under the ESPP.

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation—Stock Compensation (“ASC 718”). ASC 718 requires that the cost of awards of equity instruments offered in exchange for services, be measured based on the grant-date fair value of the award. Stock-based compensation expense is recognized over the requisite service period using the straight-line method with forfeitures accounted for as they occur. See Note 20 "Stock-based Compensation" for additional information regarding stock-based compensation, the ESPP, and the 2023 Equity Incentive Plan.

Earnings (Loss) per Share

Earnings (Loss) per Share

The Company computes earnings (net loss) per share in accordance with ASC 260, Earnings per Share. Basic earnings (net loss) per share is calculated by dividing net income (loss) available to common stockholders by the weighted-average number of shares of common stock outstanding during each period. Diluted earnings per share is computed by dividing net income available to common stockholders by the weighted-average number of shares of common stock, common stock equivalents, and other potentially dilutive securities, if any, outstanding during the period.

On December 27, 2023, EGA and LGM consummated the Merger pursuant to the Equity Purchase Agreement, which significantly altered the Company's capital structure. Prior to the closing of the Merger, the legal structure of LGM was a limited liability company with ownership interests consisting of members' units. Application of an exchange ratio of members' units for shares of common stock for periods prior to the Merger would not be representative of the capital structure of the Company after the Merger. As such, the Company determined that an exchange ratio should not be applied to periods before the Merger and therefore earnings (net loss) per unit for periods prior to the Merger should not be presented as it would not provide a meaningful comparison with earnings (net loss) per share for periods after the Merger. See Note 4 "Merger" for further discussion. Additionally, the Company determined that the presentation of earnings (net loss) per share for the five-day period from the Closing Date to December 31, 2023 would not be meaningful due to the shortness of this period. Therefore, earnings (net loss) per share information has not been presented for the year ended December 31, 2023.
Income Taxes

Income Taxes

We account for income taxes using the asset and liability method. Deferred tax assets and liabilities reflect the expected future consequences of temporary differences between the financial reporting and tax bases of assets and liabilities as well as operating losses, capital losses, and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates that are expected to be in effect when these differences are anticipated to reverse. Management makes estimates, assumptions, and judgments to determine our provision for income taxes, deferred tax assets and liabilities, and any valuation allowance recorded against deferred tax assets. We assess the likelihood that our deferred tax assets will be recovered from future taxable income and, to the extent we believe, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, we establish a valuation allowance.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. Interest and penalties related to unrecognized tax benefits are recognized within income tax expense on the consolidated statements of operations and comprehensive income (loss).

Excise Tax

Excise Tax

In accordance with the Inflation Reduction Act of 2022, the Company records a liability for the expected excise tax obligation at the end of each reporting period. In general, the excise tax liability is calculated as 1% multiplied by the difference between the following: 1) the fair value of the repurchases/redemptions of shares during the period less 2) the fair value of share issuances during the period. The offset to excise tax liability is a reduction to retained earnings (if an entity has retained earnings as opposed to an accumulated deficit) or a reduction to additional paid-in capital in the absence of retained earnings. As the Company has an accumulated deficit as of December 31, 2024, the offset to the excise tax liability has been recorded as a reduction to additional paid-in capital in the consolidated balance sheet as of December 31, 2024.

Nonmonetary Transactions

Nonmonetary Transactions

From time to time, the Company enters into arrangements with their employees to provide a specified amount of flight time as part of their compensation. The Company records these nonmonetary transactions at the estimated fair value of the flights using the Standard Industry Fare Level. As the employees utilizes the flight time the Company provides, an expense is recognized in the period the flight hours are consumed.

Advertising Expense		Advertising Expense The Company expenses all advertising costs when incurred.
Recently Adopted Accounting Pronouncements and Recently Issued Accounting Standards Not Yet Adopted

Recently Adopted Accounting Pronouncements

In the fourth quarter of 2024, the Company adopted the annual and interim disclosure requirements of Accounting Standards Update ("ASU") 2023-07, "Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures." The amendments expand a public business entity's segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the CODM, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures, providing new disclosure requirements for entities with a single reportable segment, and requiring other new disclosures. See Note 4 for applicable reportable segment disclosures required by this guidance.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures ("ASU 2023-09"). ASU 2023-09 enhances the disclosures surrounding income taxes, specifically in relation to the rate reconciliation table and income taxes paid. The standard is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The adoption of the ASU is not expected to have a material impact on the Company's consolidated financial statements.

Recently Issued Accounting Standards Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, "Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses," which is intended to improve disclosures about a public business entity's expenses and address requests from investors for more detailed information about the types of expenses in commonly presented expense captions. Such information should allow investors to better understand an entity's performance, assess future cash flows, and compare performance over time and with other entities. The amendments will require public business entities to disclose in the notes to the financial statements, at each interim and annual reporting period, specific information about certain costs and expenses, including purchases of inventory, employee compensation, depreciation, and intangible asset amortization included in each expense caption presented on the face of the income statement, and the total amount of an entity's selling expenses. The amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, and may be applied either prospectively or retrospectively. Early adoption is permitted. The Company is currently evaluating the impact of adopting this guidance on the consolidated financial statements.

Recently Adopted Accounting Pronouncements

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815 - 40)” (“ASU 2020-06”). ASU 2020-06 simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The ASU is part of the FASB’s simplification initiative, which aims to reduce unnecessary complexity in U.S. GAAP. The ASU’s amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Company adopted this ASU in fiscal 2024 and it did not have a material effect on the Company's condensed consolidated financial statements.

In March 2023, the FASB issued ASU 2023-01, which amends the application of ASU 2016-02, Leases (Topic 842), related to leases with entities under common control, also referred to as common control leases. The amendments to this update require an entity to consider the useful life of leasehold improvements associated with common control leases from the perspective of the common control group and amortize the leasehold improvements over the useful life of the assets to the common control group, instead of the term of the lease. Any remaining value for the leasehold improvement at the end of the lease would be adjusted through equity. The standard is effective for fiscal years beginning after December 15, 2023, with early adoption permitted. The Company adopted this ASU in fiscal 2024 and it had no material impact on its consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280) (“ASU 2023-07”), which enhances the segment disclosure requirements for public entities on an annual and interim basis. Under this proposal, public entities will be required to disclose significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”) and included within each reported measure of segment profit or loss. Additionally, current annual disclosures about a reportable segment’s profit or loss and assets will be required on an interim basis. Entities will also be required to disclose information about the CODM’s title and position at the Company along with an explanation of how the CODM uses the reported measures of segment profit or loss in their assessment of segment performance and deciding whether how to allocate resources. Finally, ASU 2023-07 requires all segment disclosures for public entities, even those with a single reportable segment. The amendments in ASU 2023-07 will become effective on a retrospective basis for annual disclosures for fiscal years beginning after December 15, 2023, with interim period disclosures required effective for fiscal years beginning after December 15, 2024. Early adoption of ASU 2023-07 is permitted. See Note 25, Segment Information for the Company's disclosures for this standard.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures ("ASU 2023-09"). ASU 2023-09 modifies the reporting requirements for income tax disclosures related to effective tax rates and cash income taxes paid. Pursuant to ASU 2023-09, public business entities are required to disclose certain categories in the income tax rate reconciliation, as well as additional information for reconciling items that meet a specific quantitative threshold. Additionally, ASU 2023-09 requires annual disclosures of income taxes paid for all entities, including the amount of income taxes paid, net of refunds received, disaggregated by federal, state, and foreign jurisdictions. The standard is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted this ASU in fiscal 2024 and it had no material impact on its consolidated financial statements.

Variable Interest Entities

Management analyzes the Company’s variable interests including loans, guarantees, and equity investments, to determine if the Company has any variable interests in these entities. This analysis includes both qualitative and quantitative reviews. Qualitative analysis is based on an evaluation of the design and primary risk of these entities, their organizational structures including decision making abilities, and financial and contractual agreements. Quantitative analysis is based on these entities’ equity interests and investment. The Company determined it has variable interests in Paint Entity and SAEs with Equity as a result of its equity interest in these entities. For those SAEs without Equity in which the Company has a (a) lease agreement for the aircraft which is the primary asset of these entities (the “lessor SAEs without Equity”), and (b) either (i) has a call option and/or (ii) a lessor put option for a fixed purchase price, it is determined that the Company has variable interests in the lessor SAEs without Equity.

The Company then determines whether the entities that the Company has variable interests in are VIEs. ASC 810, Consolidation, defines a VIE as an entity that either (i) lacks sufficient equity to finance its activities without additional subordinated financial support from other parties; or (ii) has an equity holder(s) that, as a group, lack the characteristics of a controlling financial interest. Paint Entity, SAEs with Equity, and lessor SAEs without Equity are VIEs as they met at least one of the criteria above.

A VIE is consolidated by its primary beneficiary, which is defined as the party who has a controlling financial interest in the VIE through (a) power to direct the activities of the VIE that most significantly affect the VIE’s economic performance, and (b) obligation to absorb losses or right to receive benefits of the VIE that could be significant to the VIE.

The Company uses qualitative and quantitative analyses to determine if it is the primary beneficiary of VIEs including evaluation of (a) the purpose and design of the VIE, and (b) activities that most significantly impact economic performance of the VIE. The Company also determines how decisions about significant activities are made in the VIE and the party or parties that make them. The Company determined that it is the primary beneficiary of these VIEs because it acts as manager of the entities’ aircraft or retains control of the entity through terms in the leases, thereby giving it the power to direct activities of the entities that most significantly impact its economic performance. In addition, the Company either (a) has obligations to the losses of the VIEs and the right to receive benefits from the VIEs that could potentially be significant to the entities as a result of its equity interests, or (b) is deemed to have a controlling financial interest in the VIEs due to the other equity holders of these VIEs, as a group, lacking the characteristics of a controlling financial interest.

Management analyzes the Company’s variable interests including loans, guarantees, and equity investments, to determine if the Company has any variable interests in these entities. This analysis includes both qualitative and quantitative reviews. Qualitative analysis is based on an evaluation of the design and primary risk of these entities, their organizational structures including decision making abilities, and financial and contractual agreements. Quantitative analysis is based on these entities’ equity interests and investment. The Company determined it has variable interests in the paint entity and SAEs with Equity as a result of its equity interest in these entities. For those SAEs without Equity that the Company has a (a) lease agreement for the aircraft which is the primary asset of these entities (the “lessor SAEs without Equity”), and (b) either (i) has a call option and/or (ii) a lessor put option for a fixed purchase price, it is determined that the Company has variable interests in the lessor SAEs without Equity.

The Company then determines whether the entities that the Company has variable interests in are VIEs. ASC Topic 810, Consolidation, defines a VIE as an entity that either (i) lacks sufficient equity to finance its activities without additional subordinated financial support from other parties; or (ii) whose equity holders, as a group, lack the characteristics of a controlling financial interest. Paint entity, SAEs with Equity, and lessor SAEs without Equity are VIEs as they met at least one of the criteria above.

A VIE is consolidated by its primary beneficiary, which is defined as the party who has a controlling financial interest in the VIE through (a) power to direct the activities of the VIE that most significantly affect the VIE’s economic performance, and (b) obligation to absorb losses or right to receive benefits of the VIE that could be significant to the VIE.

The Company uses qualitative and quantitative analyses to determine if it is the primary beneficiary of VIEs including evaluation of (a) the purpose and design of the VIE, and (b) activities that most significantly impact economic performance of the VIE. The Company also determines how decisions about significant activities are made in the VIE and the party or parties that make them. The Company determined that it is the primary beneficiary of these VIEs because it acts as manager of the entities’ aircraft or retains control of the entity through terms in the leases, thereby giving it the power to direct activities of the entities that most significantly impact its economic performance. In addition, the Company either (a) has obligations to the losses of the VIEs and the right to receive benefits from the VIEs that could potentially be significant to the entities as a result of its equity interests, or (b) is deemed to have a controlling financial interest in the VIEs due to the other equity holders of these VIEs, as a group, lacking the characteristics of a controlling financial interest.